PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of November 30, 2019
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 99.4%
Aerospace & Defense 0.1%
United Technologies Corp.	1,201	$ 178,156
Air Freight & Logistics 0.9%
FedEx Corp.	16,300	2,608,815
Airlines 3.1%
Delta Air Lines, Inc.	41,296	2,366,674
JetBlue Airways Corp.*	122,168	2,354,177
Southwest Airlines Co.	36,983	2,131,700
United Airlines Holdings, Inc.*	26,246	2,435,629
		9,288,180
Auto Components 0.8%
Goodyear Tire & Rubber Co. (The)	144,439	2,309,580
Automobiles 2.1%
Ford Motor Co.	336,110	3,045,157
General Motors Co.	88,796	3,196,656
		6,241,813
Banks 15.5%
Bank of America Corp.	253,911	8,460,315
BB&T Corp.	37,168	2,033,833
Citigroup, Inc.	79,804	5,994,876
Citizens Financial Group, Inc.	60,004	2,307,754
Fifth Third Bancorp	95,554	2,884,775
JPMorgan Chase & Co.	69,064	9,099,873
KeyCorp	132,290	2,565,103
M&T Bank Corp.	8,546	1,407,868
PacWest Bancorp	1,500	55,860
PNC Financial Services Group, Inc. (The)	18,597	2,849,246
Regions Financial Corp.	127,011	2,113,463
Sterling Bancorp	1,900	38,798
U.S. Bancorp	1,309	78,579
Wells Fargo & Co.	129,332	7,043,421
Zions Bancorp NA	1,600	79,648
		47,013,412

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Beverages 0.8%
Molson Coors Brewing Co. (Class B Stock)	47,082	$ 2,376,699
Biotechnology 0.3%
Biogen, Inc.*	3,570	1,070,322
Building Products 0.2%
Resideo Technologies, Inc.*	54,100	529,098
Capital Markets 5.0%
Bank of New York Mellon Corp. (The)	67,110	3,286,377
Goldman Sachs Group, Inc. (The)	17,790	3,937,816
Invesco Ltd.	35,260	619,165
Janus Henderson Group PLC (United Kingdom)	25,300	642,620
Morgan Stanley	74,262	3,674,484
State Street Corp.	40,718	3,057,922
		15,218,384
Chemicals 2.1%
DuPont de Nemours, Inc.	16,636	1,078,179
LyondellBasell Industries NV (Class A Stock)	8,474	784,184
Mosaic Co. (The)	110,176	2,098,853
Olin Corp.	135,466	2,373,364
		6,334,580
Commercial Services & Supplies 0.4%
ADT, Inc.(a)	146,669	1,355,222
Consumer Finance 2.4%
Ally Financial, Inc.	49,234	1,567,611
Capital One Financial Corp.	34,841	3,484,448
Navient Corp.	40,563	582,079
Santander Consumer USA Holdings, Inc.	5,981	140,853
Synchrony Financial	40,195	1,503,695
		7,278,686

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 1.1%
International Paper Co.	17,100	$ 792,414
Westrock Co.	65,522	2,642,502
		3,434,916
Diversified Financial Services 2.8%
AXA Equitable Holdings, Inc.	33,380	825,821
Berkshire Hathaway, Inc. (Class B Stock)*	32,398	7,137,279
Voya Financial, Inc.	11,023	642,421
		8,605,521
Diversified Telecommunication Services 5.0%
AT&T, Inc.	216,003	8,074,192
CenturyLink, Inc.	183,241	2,655,162
Verizon Communications, Inc.	75,816	4,567,156
		15,296,510
Electric Utilities 1.9%
Avangrid, Inc.	6,700	325,218
Duke Energy Corp.	6,769	596,823
Exelon Corp.	71,641	3,180,860
NextEra Energy, Inc.	400	93,528
PPL Corp.	45,178	1,537,407
		5,733,836
Electrical Equipment 0.0%
Eaton Corp. PLC	1,700	157,250
Electronic Equipment, Instruments & Components 1.0%
Arrow Electronics, Inc.*	9,200	732,688
Avnet, Inc.	57,669	2,344,245
		3,076,933
Entertainment 1.1%
Walt Disney Co. (The)	21,200	3,213,496
Equity Real Estate Investment Trusts (REITs) 1.3%
Apple Hospitality REIT, Inc.	72,650	1,181,289

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Colony Capital, Inc.	68,507	$ 334,314
Macerich Co. (The)	1,900	51,167
Park Hotels & Resorts, Inc.	105,200	2,487,980
		4,054,750
Food & Staples Retailing 2.1%
Kroger Co. (The)	74,464	2,035,846
Walgreens Boots Alliance, Inc.	50,565	3,013,674
Walmart, Inc.	10,852	1,292,364
		6,341,884
Food Products 0.6%
Kraft Heinz Co. (The)(a)	56,622	1,726,971
Health Care Equipment & Supplies 0.3%
Medtronic PLC	8,306	925,205
Health Care Providers & Services 4.3%
Acadia Healthcare Co., Inc.*	46,895	1,508,143
Cigna Corp.	12,549	2,508,796
Covetrus, Inc.*(a)	96,600	1,382,346
CVS Health Corp.	60,087	4,522,749
McKesson Corp.	8,254	1,193,859
MEDNAX, Inc.*	69,670	1,819,780
		12,935,673
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	59,302	2,673,334
McDonald’s Corp.	2,127	413,659
Royal Caribbean Cruises Ltd.	18,290	2,195,166
		5,282,159
Household Durables 2.2%
Lennar Corp. (Class A Stock)	42,281	2,522,062
Mohawk Industries, Inc.*	11,600	1,616,692
Toll Brothers, Inc.	60,241	2,419,881
		6,558,635

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Household Products 1.3%
Procter & Gamble Co. (The)	31,372	$ 3,829,266
Insurance 6.1%
Aflac, Inc.	22,433	1,230,226
Allstate Corp. (The)	25,197	2,805,686
American International Group, Inc.	58,385	3,074,554
American National Insurance Co.	1,400	165,200
Chubb Ltd.	9,108	1,379,680
Hartford Financial Services Group, Inc. (The)	21,249	1,314,463
MetLife, Inc.	64,519	3,220,143
Principal Financial Group, Inc.	44,589	2,456,854
Travelers Cos., Inc. (The)	18,114	2,476,546
Unum Group	12,300	378,102
		18,501,454
Internet & Direct Marketing Retail 0.7%
Qurate Retail, Inc. (Class A Stock)*	235,243	2,225,399
IT Services 0.9%
DXC Technology Co.	70,795	2,642,777
Machinery 1.9%
Cummins, Inc.	9,964	1,822,017
Gates Industrial Corp. PLC*	115,600	1,374,484
PACCAR, Inc.	33,130	2,695,788
		5,892,289
Media 2.7%
Comcast Corp. (Class A Stock)	65,782	2,904,275
Discovery, Inc. (Class A Stock)*(a)	12,500	411,750
Discovery, Inc. (Class C Stock)*	16,500	503,580
Fox Corp. (Class A Stock)	29,700	1,062,072
Fox Corp. (Class B Stock)	23,600	825,528
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	25,185	1,226,510
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	27,020	1,310,740
		8,244,455
Metals & Mining 1.6%
Nucor Corp.	27,937	1,574,529

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Reliance Steel & Aluminum Co.	8,859	$ 1,045,185
United States Steel Corp.(a)	177,696	2,331,372
		4,951,086
Mortgage Real Estate Investment Trusts (REITs) 1.9%
AGNC Investment Corp.	54,420	942,554
Annaly Capital Management, Inc.	147,200	1,373,376
Chimera Investment Corp.(a)	42,490	865,521
MFA Financial, Inc.	95,166	728,972
New Residential Investment Corp.	44,050	682,775
Two Harbors Investment Corp.	76,536	1,112,834
		5,706,032
Multiline Retail 0.5%
Macy’s, Inc.(a)	103,693	1,588,577
Oil, Gas & Consumable Fuels 9.8%
Antero Resources Corp.*(a)	93,422	185,910
Centennial Resource Development, Inc. (Class A Stock)*	107,359	331,739
Chevron Corp.	48,238	5,650,117
Cimarex Energy Co.	18,300	841,251
Concho Resources, Inc.	14,860	1,078,242
ConocoPhillips	36,315	2,176,721
Devon Energy Corp.	7,900	172,931
Diamondback Energy, Inc.	20,700	1,600,938
EOG Resources, Inc.	10,700	758,630
EQT Corp.	90,330	788,581
Exxon Mobil Corp.	68,571	4,671,742
Kinder Morgan, Inc.	13,647	267,618
Marathon Oil Corp.	106,396	1,239,513
Marathon Petroleum Corp.	50,540	3,064,745
Murphy Oil Corp.	22,900	526,929
Occidental Petroleum Corp.	78,105	3,012,510
Parsley Energy, Inc. (Class A Stock)	78,534	1,176,439
Phillips 66	17,055	1,956,550
Range Resources Corp.(a)	113,292	395,389
		29,896,495

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Paper & Forest Products 0.7%
Domtar Corp.	61,321	$ 2,288,500
Pharmaceuticals 2.9%
Johnson & Johnson	31,320	4,306,187
Mylan NV*	119,916	2,252,022
Pfizer, Inc.	58,886	2,268,289
		8,826,498
Road & Rail 1.6%
Knight-Swift Transportation Holdings, Inc.	64,018	2,368,026
Ryder System, Inc.	45,074	2,365,934
		4,733,960
Semiconductors & Semiconductor Equipment 3.4%
Intel Corp.	120,064	6,969,715
Micron Technology, Inc.*	73,003	3,468,373
		10,438,088
Specialty Retail 0.2%
Penske Automotive Group, Inc.	10,600	535,194
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.	167,463	2,650,939
Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	26,000	2,520,960
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.	13,400	193,094
Tobacco 0.1%
Philip Morris International, Inc.	5,043	418,216
Trading Companies & Distributors 1.6%
Air Lease Corp.	53,526	2,485,212
WESCO International, Inc.*	44,513	2,342,274
		4,827,486

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2019
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	65,519	$ 1,553,456
United States Cellular Corp.*	8,700	295,017
		1,848,473

Total Common Stocks (cost $269,921,532)		301,905,924
Exchange-Traded Fund 0.2%
iShares Russell 1000 Value ETF(a) (cost $550,592)	4,548	609,796

Total Long-Term Investments (cost $270,472,124)		302,515,720

Short-Term Investment 3.1%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $9,346,724; includes $9,330,466 of cash collateral for securities on loan)(b)(w)	9,346,438	9,347,372

TOTAL INVESTMENTS 102.7% (cost $279,818,848)		311,863,092
Liabilities in excess of other assets (2.7)%		(8,099,043)

Net Assets 100.0%		$ 303,764,049

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,797,606; cash collateral of $9,330,466 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).